               AIM SHORT TERM BOND FUND -- CLASS A, C AND R SHARES

                        Supplement dated February 3, 2006
                    to the Prospectus dated October 25, 2005
                        as supplemented December 8, 2005

Effective February 1, 2006, the following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                  CLASS A     CLASS C     CLASS R
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                2.50%        None        None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                      None(1,2)     None        None(3)

ANNUAL FUND OPERATING EXPENSES(4)
-----------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                 CLASS A       CLASS C    CLASS R
-----------------------------------------------------------------------------------------------------
Management Fees                                                   0.40%           0.40%      0.40%
Distribution and/or Service (12b-1) Fees(5,6)                     0.25            1.00       0.50
Other Expenses                                                    0.26            0.26       0.26
Total Annual Fund Operating Expenses                              0.91            1.66       1.16
Fee Waiver(6)                                                     0.04            0.54       0.04
Net Annual Fund Operating Expenses(7)                             0.87            1.12       1.12

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and your retirement plan bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective February 1, 2006, the distributor has contractually agreed to waive 0.50% of Rule 12b-1 distribution plan payments on Class C shares. In addition, the fund's advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.85%, 1.10% and 1.10% on Class A, Class C and Class R shares of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes;
     (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC (AMVESCAP) described more fully below, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These agreements are in effect at least through July 31, 2006.

     Prior to February 1, 2006, the distributor contractually agreed to waive 0.40% of the Class C Rule 12b-1 fees and the advisor agreed to limit the total annual operating expenses of Class C shares to 1.20%. The Class C Fee Waiver and Net Annual Fund Operating Expenses have been restated to reflect the change in agreement.

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. As a result of this agreement, the actual Net Annual Fund Operating Expenses for each class were lower by 0.01%.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------
Class A              $  337     $  529     $  737     $1,338
Class C                 114        471        851      1,920
Class R                 114        365        634      1,405

You would pay the following expenses if you did not redeem your shares:

                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------
Class A              $  337     $  529     $  737     $1,338
Class C                 114        471        851      1,920
Class R                 114        365        634      1,405

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     o You invest $10,000 in the fund and hold it for the entire 10 year period;
     o    Your investment has a 5% return before expenses each year;
     o The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
     o Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information -- Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and
     o    There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
(INCLUDES
MAXIMUM SALES
CHARGE)      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          0.87%       0.91%       0.91%       0.91%       0.91%       0.91%       0.91%       0.91%       0.91%       0.91%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          1.63%       5.79%      10.11%      14.62%      19.30%      24.18%      29.26%      34.55%      40.05%      45.78%

End of
Year
Balance     $10,152.68  $10,567.92  $11,000.15  $11,450.05  $11,918.36  $12,405.82  $12,913.22  $13,441.37  $13,991.12  $14,563.36

Estimated
Annual
Expenses    $   336.58  $    94.28  $    98.13  $   102.15  $   106.33  $   110.68  $   115.20  $   119.91  $   124.82  $   129.92

CLASS A
(WITHOUT
MAXIMUM SALES
CHARGE)      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          0.87%       0.91%       0.91%       0.91%       0.91%       0.91%       0.91%       0.91%       0.91%       0.91%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          4.13%       8.39%      12.82%      17.44%      22.24%      27.24%      32.44%      37.86%      43.50%      49.37%

End of
Year
Balance     $10,413.00  $10,838.89  $11,282.20  $11,743.64  $12,223.96  $12,723.92  $13,244.33  $13,786.02  $14,349.87  $14,936.78

Estimated
Annual
Expenses    $    88.80  $    96.70  $   100.65  $   104.77  $   109.05  $   113.51  $   118.16  $   122.99  $   128.02  $   133.25

CLASS C      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          1.12%       1.66%       1.66%       1.66%       1.66%       1.66%       1.66%       1.66%       1.66%       1.66%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.88%       7.35%      10.94%      14.64%      18.47%      22.43%      26.52%      30.74%      35.11%      39.62%

End of
Year
Balance     $10,388.00  $10,734.96  $11,093.51  $11,464.03  $11,846.93  $12,242.62  $12,651.52  $13,074.08  $13,510.75  $13,962.01

Estimated
Annual
Expenses    $   114.17  $   175.32  $   181.18  $   187.23  $   193.48  $   199.94  $   206.62  $   213.52  $   220.65  $   228.02

CLASS R      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          1.12%       1.16%       1.16%       1.16%       1.16%       1.16%       1.16%       1.16%       1.16%       1.16%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.88%       7.87%      12.01%      16.31%      20.78%      25.42%      30.23%      35.23%      40.43%      45.82%

End of
Year
Balance     $10,388.00  $10,786.90  $11,201.12  $11,631.24  $12,077.88  $12,541.67  $13,023.27  $13,523.36  $14,042.66  $14,581.90

Estimated
Annual
Expenses    $   114.17  $   122.81  $   127.53  $   132.43  $   137.51  $   142.79  $   148.28  $   153.97  $   159.88  $   166.02

(1)  Your actual expenses may be higher or lower than those shown."

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                      Supplement dated February 3, 2006 to
         the Statement of Additional Information dated October 25, 2005 as supplemented October 25, 2005


Effective February 1, 2006, the following supersedes and replaces in its entirety the last paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" in the Statement of Additional Information:

                  "AIM has contractually agreed through July 31, 2006, to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from each Fund's day-to-day operations), or items designated as such by each Fund's Board; (v) expenses related to a merger or reorganization, as approved by each Fund's Board; and (vi) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds' shares to the extent necessary to limit the total operating expenses as follows:

                        FUND                          EXPENSE LIMITATION
                        ----                          ------------------
             AIM Global Real Estate Fund
                   Class A Shares                             1.40%
                   Class B Shares                             2.15%
                   Class C Shares                             2.15%
                   Class R Shares                             1.65%

              AIM Short Term Bond Fund
                   Class A Shares                             0.85%
                   Class C Shares                             1.10%
                   Class R Shares                             1.10%

             AIM Total Return Bond Fund
                   Class A Shares                             1.15%
                   Class B Shares                             1.90%
                   Class C Shares                             1.90%
                   Class R Shares                             1.40%

         Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund."


                                       1